UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06445
                                   ----------------

                     The Herzfeld Caribbean Basin Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
          ------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900
                                                    ------------------

Date of fiscal year end: 06/30/04
                         ----------------------

Date of reporting period: 06/30/04
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SHAREHOLDER REPORT

                               [GRAPHIC OMITTED]


                           THE HERZFELD
                           CARIBBEAN BASIN
                           FUND, INC.


                                 ANNUAL REPORT
                                 JUNE 30, 2004

================================================================================

THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
PO Box 161465
Miami, FL  33116
(305) 271-1900

INVESTMENT ADVISOR
HERZFELD/CUBA
a division of Thomas J. Herzfeld Advisors, Inc.
PO Box 161465
Miami, FL  33116
(305) 271-1900

TRANSFER AGENT & REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA  02116
(617) 443-6870

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 5th Floor
Boston, MA  02116

COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Kaufman, Rossin & Co., P.A.
2699 South Bayshore Drive
Miami, FL  33133
www.kaufmanrossin.com

--------------------------------------------------------------------------------
The Herzfeld Caribbean Basin Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests in issuers that are likely, in the Advisor's view, to benefit from economic, political, structural and technological developments in the countries in the Caribbean Basin, which consist of Cuba, Jamaica, Trinidad and Tobago, the Bahamas, the Dominican Republic, Barbados, Aruba, Haiti, the Netherlands Antilles, the Commonwealth of Puerto Rico, Mexico, Honduras, Guatemala, Belize, Costa Rica, Panama, Colombia and Venezuela. The fund invests at least 80% of its total assets in a broad range of securities of issuers including U.S.-based companies, which engage in substantial trade with and derive substantial revenue from operations in the Caribbean Basin Countries.
--------------------------------------------------------------------------------

                          Listed NASDAQ SmallCap Market
                                  Symbol: CUBA

LETTER TO STOCKHOLDERS
================================================================================

August 9, 2004

Dear Fellow Stockholders:

We are pleased to present our annual report for the period ended June 30, 2004. On that date The Herzfeld Caribbean Basin Fund's net assets were $9,109,162 and its net asset value per share was $5.43, compared with $6,626,004, or $3.95 per share, at the beginning of the period. This represents a gain of 37.5% in net asset value and an increase of 39.5% in share price from $3.49 to $4.87 per share.

                               [GRAPHIC OMITTED]
                               Thomas J. Herzfeld
                             Chairman and President

PORTFOLIO COMMENTARY

Our largest position continues to be FLORIDA EAST COAST INDUSTRIES (FLA). For the benefit of stockholders who are not familiar with the company, FLA is headquartered in St. Augustine, Florida, and has two main businesses: the Flagler Development Company (real estate) and the Florida East Coast Railroad. Just today, Florida East Coast Industries released its second quarter results, and they were quite favorable. For example, the railroad revenues increased by 11% and the operating profit was ahead 13%. During the same six month period, the real estate company's revenues increased 6%. I continue to believe that FLA would be favorably impacted by a lifting of the embargo with Cuba. The company's main rail business is a freight line operating between Jacksonville and Miami.

Following the end of our fiscal year, we added one speculative investment to the portfolio, CANCERVAX (CNVX), a U.S. company which just announced a business venture with Cuba. The deal was done with U.S. government approval and is related to the development of three cancer drugs developed in the Center for Molecular Immunology in Havana. To comply with U.S. regulations, CancerVax will pay for its investment with food and medical supplies rather than U.S. dollars. Since the U.S. government has now permitted this type of business arrangement with Cuba, we are reviewing the possibility of similar transactions.

================================================================================

LARGEST ALLOCATIONS

The following tables present our largest investment and geographic allocations as of June 30, 2004.

--------------------------------  ----------------------------------------------
GEOGRAPHIC       % OF NET ASSETS  LARGEST PORTFOLIO POSITIONS    % OF NET ASSETS
ALLOCATION

USA                       55.96%  Florida East Coast Industries, Inc.     22.91%
Mexico                    13.09%  Consolidated Water Co.                   7.71%
Cayman Islands             9.27%  Royal Caribbean Cruises Ltd.             7.15%
Latin American Regional    7.38%  Florida Rock Industries, Inc.            6.94%
Netherlands Antilles       4.30%  The Latin American Equity Fund, Inc.     5.10%
Belize                     2.85%  Watsco Incorporated                      4.62%
Panama                     2.77%  Orthofix International N.V.              4.30%
Puerto Rico                2.12%  Seaboard Corporation                     3.83%
Virgin Islands             1.06%  Carnival Corp.                           3.61%
Colombia                   0.51%  Carlisle Holdings, Inc.                  2.85%
Costa Rica                 0.39%  ----------------------------------------------
Venezuela                  0.09%
Dominican Republic         0.05%
Cuba                       0.00%
--------------------------------

PREMIUM/DISCOUNT

As the graph below depicts, the Fund has traded at both premiums and discounts every year except the year of inception in which it traded only at a premium. As I have stated before, we believe that closed-end funds trading at discounts to net asset value represent good value.

      PREMIUM/DISCOUNT OF THE HERZFELD CARIBBEAN BASIN FUND FROM INCEPTION


                               [GRAPHIC OMITTED]

================================================================================

Daily net asset values and press releases on the Fund are available on the Internet at WWW.HERZFELD.COM.

I would like to thank the members of the Board of Directors for their hard work and guidance and also to thank my fellow stockholders for their continued support and suggestions.

                                    Sincerely,

                                    /s/ Thomas J. Herzfeld

                                    Thomas J. Herzfeld
                                    Chairman of the Board and President

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2004
================================================================================

Shares or Principal Amount          Description                     Market Value
--------------------------------------------------------------------------------

Common stocks - 99.84% of net assets

Banking and finance - 3.56%
    7,000  Bancolombia, S.A.                                        $    46,760
   16,120  Banco Latinoamericano de Exportaciones, S.A.                 252,762
    3,600  Grupo Financiero Banorte, S.A. de C.V. Series O               12,729
    8,400  Grupo Financiero Inbursa, S.A. de C.V. Series O               11,788

Communications - 10.12%
   11,000  America Movil, S.A. de C.V. Series A                          19,929
   43,800  America Movil, S.A. de C.V. Series L                          79,541
    1,000  America Movil ADR Series L                                    36,370
   11,100  America Telecom, S.A. de C.V. Series A1*                      21,361
    3,000  Atlantic Tele-Network, Inc.                                   96,300
   11,100  Carso Global Telecom, S.A. de C.V. Series A1                  16,261
    7,000  Garmin Ltd.                                                  259,280
      725  Grupo Iusacell, S.A. de C.V. Series V*                           880
   16,800  Grupo Radio Centro, S.A. ADR                                  99,792
    3,000  Grupo Televisa, S.A. GDR                                     135,810
   12,100  Grupo Televisa, S.A. Series CPO                               27,176
    1,000  Telefonos de Mexico ADR Series L                              33,270
   11,000  Telefonos de Mexico, S.A. de C.V. Series A                    18,174
   39,300  Telefonos de Mexico, S.A. de C.V. Series L                    65,306
   18,000  Tricom, S.A. ADR*                                              4,500
   13,900  TV Azteca, S.A. de C.V. Series CPO                             7,470

Conglomerates - 3.51%
    4,900  Alfa, S.A. de C.V. Series A                                   16,440
   39,400  Carlisle Holdings, Inc.*                                     259,646
    3,100  Corporacion Interamericana de Entretenimiento, S.A. de C.V.
              Series B*                                                   6,584
    7,000  Desc, S.A. de C.V. Series B*                                   1,984
    3,300  Grupo Carso, S.A. de C.V. Series A1                           13,447
    3,300  U.S. Commercial Corp., S.A. de C.V.*                           1,716
    2,600  Vitro, S.A. Series A                                           2,531
    6,000  Vitro Sociedad Anonima ADR                                    17,640

-------------
*Non-income producing

                            See accompanying notes.

================================================================================

Shares or Principal Amount          Description                     Market Value
--------------------------------------------------------------------------------

Construction and related - 9.15%
   12,000  Bufete Industrial S.A. ADR*                              $       600
   10,442  Cemex, S.A. de C.V. Series CPO                                60,464
    1,936  Ceramica Carabobo Class A ADR*                                 2,382
    4,000  Consorcio ARA, S.A. de C.V. Series A1*                        11,512
   15,600  Empresas ICA, Sociedad Controladora, S.A. de C.V.*             4,773
   15,000  Florida Rock Industries, Inc.                                632,550
    1,665  Hylsamex S.A. CPO*                                             2,425
   21,950  Mastec, Inc.*                                                119,188

Consumer products and related manufacturing - 5.77%
  800,000  Atlas Electricas, S.A.                                        35,840
    5,400  Grupo Casa Saba, S.A. ADR                                     68,828
   15,000  Watsco Incorporated                                          421,050

Food, beverages and tobacco - 3.17%
   10,300  Coca Cola Femsa, S.A. de C.V. ADR                            228,557
    5,800  Fomento Economico Mexicano, S.A. de C.V. Series UBD           26,515
    7,300  Grupo Bimbo, S.A. de C.V. Series A                            15,377
    7,300  Grupo Modelo, S.A. de C.V. Series C                           18,275

Investment companies - 7.38%
   16,404  The Latin American Discovery Fund, Inc.                      208,167
   32,345  The Latin America Equity Fund, Inc.                          464,474

Leisure - 10.76%
    7,000  Carnival Corp.                                               329,000
   15,000  Royal Caribbean Cruises Ltd.                                 651,150

Medical - 4.30%
    9,160  Orthofix International N.V.*                                 391,407

Pulp and paper - 0.17%
    5,700  Kimberly-Clark de Mexico, S.A. de C.V. Series A               15,515

-------------
*Non-income producing

                            See accompanying notes.

================================================================================

Shares or Principal Amount          Description                     Market Value
--------------------------------------------------------------------------------

Railroad and landholdings - 22.91%
   54,000  Florida East Coast Industries, Inc.                      $ 2,087,100

Retail - 0.81%
    3,700  Controladora Comercial Mexicana, S.A. de C.V. Series UBC       4,073
    1,380  Grupo Elektra, S.A. de C.V. Series CPO                         8,136
   20,669  Wal-Mart de Mexico, S.A. de C.V. Series V                     61,274

Trucking and marine freight - 6.22%
    8,000  Grupo TMM, S.A. ADR*                                          19,600
      700  Seaboard Corporation                                         348,565
   39,600  Trailer Bridge, Inc.*                                        198,396

Utilities - 9.27%
   12,000  Caribbean Utilities Ltd. Class A                             142,200
   27,000  Consolidated Water, Inc.                                     702,540

Other - 2.74%
    2,414  Mantex S.A.I.C.A*                                              4,872
   39,620  Margo Caribe, Inc.*                                          193,147
      843  Siderurgica Venezolana Sivensa ADR                               762
       75  Siderurgica Venezolana Sivensa Series B                           68
   35,000  Xcelera, Inc.*                                                50,750

TOTAL COMMON STOCKS (COST $6,778,698)                               $ 9,094,979

Bonds - 0% of net assets
  165,000  Republic of Cuba - 4.5%, 1977 - in default
  (cost $63,038) (Note 2)*                                                   --

OTHER ASSETS LESS LIABILITIES - 0.16% OF NET ASSETS                 $    14,183
                                                                    -----------

NET ASSETS - 100%                                                   $ 9,109,162
                                                                    ===========



-------------
*Non-income producing

                            See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2004
================================================================================

ASSETS

   Investments in securities, at market value (cost $6,841,736)
        (Notes 2 and 5)                                            $ 9,094,979
   Cash                                                                 13,146
   Dividends receivable                                                 12,266
   Other assets                                                         55,749
                                                                   -----------

      TOTAL ASSETS                                                 $ 9,176,140
                                                                   -----------

LIABILITIES

   Accrued investment advisor fee (Note 3)              $  31,974
   Other payables                                          35,004
                                                        ---------

      TOTAL LIABILITIES                                                 66,978
                                                                   -----------

NET ASSETS (Equivalent to $5.43 per share
   based on 1,677,636 shares outstanding)                          $ 9,109,162
                                                                   ===========


NET ASSETS CONSIST OF THE FOLLOWING:
   Common stock, $.001 par value; 100,000,000
      shares authorized; 1,677,636 shares issued
      and outstanding                                              $     1,678
   Additional paid-in capital                                        8,362,502
   Accumulated net investment loss (Note 5)                         (1,244,987)
   Accumulated net realized loss on investments (Note 5)              (263,274)
   Net unrealized gain on investments (Notes 4 and 5)                2,253,243
                                                                   -----------

      TOTAL                                                        $ 9,109,162
                                                                   ===========


                            See accompanying notes.

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2004
================================================================================

INVESTMENT INCOME
   Dividends                                                       $   188,886
   Interest                                                                134
                                                                   -----------
       Total investment income                                         189,020

EXPENSES
   Investment advisor fees (Note 3)                    $  120,864
   Custodian fees                                          54,000
   Professional fees                                       44,333
   Insurance                                               27,618
   Transfer agent fees                                     17,500
   Listing fees                                            15,000
   Director fees                                            7,800
   Printing                                                 7,087
   Postage                                                  4,943
   Miscellaneous                                            4,960
                                                       ----------
      Total investment expenses                                        304,105
                                                                   -----------

      INVESTMENT LOSS - NET                                        ($  115,085)

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on investments and foreign
     currency                                             358,431
   Change in unrealized gain on investments and
     foreign currency                                   2,239,812
                                                       ----------

      NET GAIN ON INVESTMENTS                                        2,598,243
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ 2,483,158
                                                                   ===========


                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2004 AND 2003
================================================================================

                                                          2004           2003

INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS:
   Net investment loss                               ($   115,085)  ($  186,014)
   Net realized gain (loss) on investments and
      foreign currency                                    358,431      (964,095)
   Change in unrealized gain on investments
      and foreign currency                              2,239,812     1,337,987
                                                     ------------   -----------
      Net increase in net assets resulting from
         operations                                     2,483,158       187,878

DISTRIBUTIONS TO STOCKHOLDERS FROM:
   Long-term realized gains                                    --      (129,950)
                                                     ------------   -----------

NET INCREASE IN NET ASSETS                           $  2,483,158   $    57,928

NET ASSETS:

   Beginning of year                                 $  6,626,004   $ 6,568,076
                                                     ------------   -----------

   End of year                                       $  9,109,162   $ 6,626,004
                                                     ============   ===========



                            See accompanying notes.

FINANCIAL HIGHLIGHTS
YEARS ENDED JUNE 30, 2000 THROUGH 2004
================================================================================

                                                           2004         2003         2002         2001          2000
                                                           ----         ----         ----         ----          ----
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE YEAR)
Net asset value, beginning of year                         $3.95        $3.92        $5.15        $5.02         $6.12
                                                           -----        -----        -----        -----         -----
Operations:
   Net investment loss(1)                                 (0.07)       (0.11)       (0.10)       (0.07)        (0.10)
   Net realized and unrealized gain (loss) on investment
     transactions(1)                                        1.55         0.22       (0.98)         0.20        (1.00)
                                                            ----         ----       ------         ----        ------
      Total from operations                                 1.48         0.11       (1.08)         0.13        (1.10)
                                                            ----         ----       ------         ----        ------

Distributions:
   From net investment income                                 --           --       (0.10)           --            --
   From net realized gains                                    --       (0.08)       (0.05)           --            --
                                                                       ------       ------
      Total distributions                                     --       (0.08)       (0.15)           --            --
                                                                       ------       ------

Net asset value, end of year                               $5.43        $3.95        $3.92        $5.15         $5.02
                                                           -----        -----        -----        -----         -----

Per share market value, end of year                        $4.87        $3.49        $3.48        $4.20         $5.06
                                                           -----        -----        -----        -----         -----

Total investment return (loss) based on
   market value per share                                 39.54%        2.70%     (13.45%)     (17.04%)      (15.63%)
                                                          ------        -----     --------     --------      --------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000's)                        $9,109       $6,626       $6,568       $8,643        $8,424
                                                          ------       ------       ------       ------        ------

Ratio of expenses to average net assets                    3.67%        4.46%        3.77%        3.11%         3.11%
                                                           -----        -----        -----        -----         -----

Ratio of net investment loss
  to average net assets                                  (1.39%)      (3.15%)      (2.45%)      (1.33%)       (1.76%)
                                                         -------      -------      -------      -------       -------

Portfolio turnover rate                                      23%           3%          18%          27%           10%
                                                             ---           --          ---          ---           ---

(1) Computed by dividing the respective year's amounts from the Statement of Operations by the average outstanding shares for each year presented.

                             See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND RELATED MATTERS

The Herzfeld Caribbean Basin Fund, Inc. (the Fund) is a non-diversified, closed-end management investment company incorporated under the laws of the State of Maryland on March 10, 1992, and registered under the Investment Company Act of 1940. The Fund commenced investing activities in January 1994. The Fund is listed on the NASDAQ SmallCap Market and trades under the symbol "CUBA".

The Fund's investment policy is to invest at least 80% of its assets in investments that are economically tied to Caribbean Basin Countries. The Fund's investment objective is to obtain long-term capital appreciation. The Fund pursues its objective by investing primarily in equity and equity-linked securities of public and private companies, including U.S.-based companies, (i) whose securities are traded principally on a stock exchange in a Caribbean Basin Country or (ii) that have at least 50% of the value of their assets in a Caribbean Basin Country or (iii) that derive at least 50% of their total revenue from operations in a Caribbean Basin Country. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities.

At June 30, 2004, the Fund had foreign investments in companies operating principally in Mexico and the Cayman Islands representing approximately 13% and 9% of the Fund's net assets, respectively.

The Fund's custodian and transfer agent is Investors Bank & Trust Company, based in Boston, Massachusetts.

SECURITY VALUATION

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market or SmallCap market) are stated at the last reported sales price on the day of valuation (or at the NASDAQ official closing price); other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

NOTES TO FINANCIAL STATEMENTS
================================================================================

INCOME RECOGNITION

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on debt securities purchased are amortized over the life of the respective securities. It is the Fund's practice to include the portion of realized and unrealized gains and losses on investments denominated in foreign currencies as components of realized and unrealized gains and losses on investments and foreign currency.

DEPOSITS WITH FINANCIAL INSTITUTIONS

The Fund may, during the course of its operations, maintain account balances with financial institutions in excess of federally insured limits.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INCOME TAXES

The Fund's policy is to continue to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its stockholders. Under these provisions, the Fund is not subject to federal income tax on its taxable income and no federal tax provision is required.

The Fund has adopted a June 30 year-end for federal income tax purposes.

DISTRIBUTIONS TO STOCKHOLDERS

Distributions to stockholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. For the year ended June 30, 2004, no distributions were declared or paid to stockholders.

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2. NON-MARKETABLE SECURITY OWNED

Investments in securities include $165,000 principal, 4.5%, 1977 Republic of Cuba bonds purchased for $63,038. The bonds are listed on the New York Stock Exchange and had been trading in default since 1960. A "regulatory halt" on trading was imposed by the New York Stock Exchange in July, 1995. As of June 30, 2004, the position was valued at $0 by the Board of Directors, which approximates the bonds' fair value.

NOTE 3. TRANSACTIONS WITH AFFILIATES

HERZFELD / CUBA (the "Advisor"), a division of Thomas J. Herzfeld Advisors, Inc., is the Fund's investment advisor and charges a monthly fee at the annual rate of 1.45% of the Fund's average daily net assets. Total fees for the year ended June 30, 2004 amounted to $120,864 of which $31,974 is payable at year end.

During the year ended June 30, 2004, the Fund paid $6,012 of brokerage commissions to Thomas J. Herzfeld & Co., Inc., an affiliate of the Advisor.

NOTE 4. INVESTMENT TRANSACTIONS

During the year ended June 30, 2004, purchases and sales of investment securities were $2,032,151 and $1,826,148, respectively.

At June 30, 2004, the Fund's investment portfolio had gross unrealized gains of $3,423,176 and gross unrealized losses of $1,169,933, resulting in a net unrealized gain of $2,253,243 for both financial statement and income tax purposes.

NOTE 5. INCOME TAX INFORMATION

The cost of securities owned for financial statement purposes equals the cost basis for income tax purposes.

The  income  tax basis of  distributive  earnings  as of June 30,  2004  include
$1,244,987 of accumulated net investment loss, $263,274 of accumulated net realized loss on investments and $2,253,243 of net unrealized gain on investments.

For the year ended June 30, 2004, the Fund utilized a capital loss carryover of $358,431, of a total cost loss carryover available of $964,095. The remaining capital loss carryover of $605,664 expires in the tax year ended June 30, 2008.

DIRECTORS AND OFFICERS OF THE FUND
================================================================================
NAME                                 POSITION(S)           TERM OF OFFICE AND
ADDRESS                                 HELD              LENTH OF TIME SERVED
AGE                                   WITH FUND
--------------------------------------------------------------------------------
Officers

THOMAS J. HERZFELD                   President,               three years;
PO Box 161465                        Chairman,                1993 to present
Miami, FL  33116                     Director
Age: 59

CECILIA L. GONDOR                    Secretary,               three years;
PO Box 161465                        Treasurer,               1993 to present
Maimi, FL  33116                     Director
Age: 42

Independent Directors

ANN S. LIEFF                         Director                 three years;
c/o The Herzfeld Caribbean                                    1998 to present
Basin Fund, Inc.
PO Box 161465
Miami, FL 33116
Age: 52



MICHAEL A. RUBIN                     Director                 three years;
c/o The Herzfeld Caribbean                                    2002 to present
Basin Fund, Inc.
PO Box 161465
Miami, FL 33116
Age: 62

ALBERT L. WEINTRAUB                  Director                 three years;
c/o The Herzfeld Caribbean                                    1999 to present
Basin Fund, Inc.
PO Box 161465
Miami, FL 33116
Age: 74

================================================================================
  PRINCIPAL OCCUPATION(S)        NUMBER OF PORTFOLIOS           PUBLIC
    DURING PAST 5 YEARS           IN COMPLEX OVERSEEN        DIRECTORSHIPS
                                      BY DIRECTOR
--------------------------------------------------------------------------------


Chairman and President of                  2              The Cuba Fund, Inc.
Thomas J. Herzfeld & Co., Inc.,                           (in registration)
a broker dealer, and Thomas J.
Herzfeld Advisors, Inc.

Executive Vice President of                2              The Cuba Fund, Inc.
Thomas J. Herzfeld & Co., Inc.,                           (in registration)
a broker dealer, and Thomas J.
Herzfeld Advisors, Inc.



President of the Lieff Company, a          1              Hastings
management consulting firm that                           Entertainment, Inc.;
offers business solutions,                                Claire's Stores, Inc.;
strategies and CEO mentoring to                           Mayors Jewelers, Inc.
corporations and women/family-
owned businesses, 1998-present;
former CEO Spec's Music 1980-1998,
a retailer of recorded music.

Partner of Michael A. Rubin P.A.,          1              Margo Caribe, Inc.
attorney at law; Broker, Oaks
Management & Real Estate Corp.,
a real estate corporation



Senior Partner of Weintraub,               1              None
Weintraub; of counsel Orshan
et al, attornies; Chairman of
E-Lysium Transaction Systems, Inc.,
an application service provider of
transaction processing, billing
and payment systems

INDEPENDENT AUDITORS' REPORT
================================================================================

KAUFMAN ROSSIN & CO.
PROFESSTIONAL ASSOCIATION
CERTIFIED PUBLIC ACCOUNTANTS


To the Board of Directors and Stockholders
The Herzfeld Caribbean Basin Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Herzfeld Caribbean Basin Fund, Inc. as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures include confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Herzfeld Caribbean Basin Fund, Inc. as of June 30, 2004, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Kaufman, Rossin & Co.

Miami, Florida
July 15, 2004

PRIVACY POLICY
================================================================================

INFORMATION WE COLLECT

We collect nonpublic information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

PROXY VOTING POLICIES AND PROCEDURES
================================================================================

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Fund at 800-TJH-FUND, or by accessing the SEC's website at www.sec.gov.

THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
P.O. Box 161465
Miami, FL  33116

ITEM 2.  CODE OF ETHICS

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Albert L. Weintraub is as an audit committee financial expert qualified to serve on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d)

Set forth in the table below are audit fees and non-audit related fees billed to the registrant by its principal accountant (the "Auditor") for the audit of the registrant's annual financial statements and services provided by the Auditor in connection with statutory and regulatory filings during and for the Registrant's fiscal years ended June 30, 2003 and 2004.

Fiscal Year                      Audit-Related
Ended June 30,    Audit Fees        Fees (1)      Tax Fees (2)  All Other Fees
------------------------------------------------------------------------------
2003                $15,500           $0            $3,500          $4,512
2004                $20,500           $0            $3,500          $4,682

(1) These fees related to services consisting of accounting consultations, agreed upon procedure reports, attestation reports, comfort letters and review of statutory and regulatory filings not included in Audit Fees.

(2) These fees related to services consisting of the review or preparation of U.S. federal, state, local and excise tax returns.

(e) The registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the registrant by its Auditor, and the committee has not adopted pre-approval policies and procedures, although it may determine to do so in the future. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the registrant fees for the fiscal years ended June 30, 2003 and 2004 were pre-approved by the Audit Committee.

(f)   Not applicable.

(g) The aggregate non-audit fees billed by the registrant's Auditor for services rendered to the registrant, and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $4,512 for 2003 and $4,682 for 2004.

(h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant's audit committee is comprised of Albert L. Weintraub, Ann
      S. Lieff, and Michael A. Rubin.

(b)   Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the registrant's proxy voting policies and procedures as well as its adviser's policies and procedures are attached hereto as Appendix A.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the stockholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics is filed herewith as Exhibit 99.Code Eth.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibits
      99.302 Cert.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibits
      99.906 Cert.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By:  /s/ Thomas J. Herzfeld
     -------------------------
     Thomas J. Herzfeld
     President and Chairman

Date: August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas J. Herzfeld
     -------------------------
     Thomas J. Herzfeld
     President and Chairman

Date: August 31, 2004

By:  /s/ Cecilia L. Gondor
     -------------------------
     Cecilia L. Gondor
     Secretary and Treasurer
     (Principal Financial Officer)

Date: August 31, 2004

                                   APPENDIX A

                     THE HERZFELD CARIBBEAN BASIN FUND, INC.

                       PROXY VOTING POLICY AND PROCEDURES

      The Board of Directors of The Herzfeld Caribbean Basin Fund, Inc. (the "Fund") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Fund:

POLICY

      It is the policy of the Board of Directors of the Fund (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund's investment adviser (the "Adviser") as a part of the Adviser's general management of the Fund, subject to the Board's continuing oversight.(1) The voting of proxies is an integral part of the investment management services that the Adviser provides pursuant to the advisory contract.

      The Adviser may, but is not required to, delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to a sub-adviser ("Sub-Adviser") retained to provide investment advisory services, if applicable. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

FIDUCIARY DUTY

      The right to vote a proxy with respect to portfolio securities held by the Fund is an asset of the Fund. The Adviser, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

PROCEDURES

      The following are the procedures adopted by the Board for the administration of this policy:

            A. Review of Adviser Proxy Voting Procedures. The Adviser with authority to vote proxies on behalf of the Fund shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

            B. Voting Record Reporting. No less than annually, the Adviser shall report to the Board a record of each proxy voted with respect to portfolio securities of the Fund

----------
      (1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Release Nos. 33-8188, 34-47304, IC-25922.

during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest(2), the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

REVOCATION

      The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

ANNUAL FILING

      The Fund shall file an annual report of each proxy voted with respect to its portfolio securities during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

DISCLOSURES

      The Fund shall include in its annual report to stockholders:

      A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities(3); and

      A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund's toll-free telephone number and on the SEC website(4).

      The Fund shall also include in its annual and semi-annual reports to stockholders:

      A statement disclosing that a description of the policies and procedures used by or on behalf of the Fund to determine how to vote proxies relating to portfolio securities of

----------
      (2) As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or Sub-Adviser or affiliated persons of the Adviser or Sub-Adviser have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Fund which compromises the Adviser's or Sub-Adviser's independence of judgment and action with respect to the voting of the proxy.

      (3) This disclosure shall be included in the annual report next filed by the Fund, on Form N-CSR on or after July 1, 2003.

      (4) Id.

the Funds is available without charge, upon request, by calling the Fund's toll-free telephone number and on the SEC website.(5)

      A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund's toll-free telephone number and on the SEC website.(6)

Review of Policy.

      At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

----------
      (5) http://www.sec.gov.

      (6) Id.